ACCOUNTS RECEIVABLE - Schedule of Accounts Receivable (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Accounts Receivable, after Allowance for Credit Loss, Current [Abstract]
Accounts receivable	$ 14,951,474	$ 13,956,417
Less: allowance for doubtful accounts	(385,532)	(374,065)
Accounts receivable, net	$ 14,565,942	$ 13,582,352